Deferred tax - Analysis of the deferred tax (Details) - GBP (£) £ in Thousands		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Analysis of deferred tax
Deferred tax assets		£ (58,362)	£ (58,415)
Deferred tax liabilities		31,337	31,865
Net deferred tax asset		(27,025)	(26,550)	£ (34,198)
US
Analysis of deferred tax
Deferred tax assets		(58,362)	(58,415)
Net deferred tax asset	[1]	(58,362)	(58,415)	(63,332)
UK
Analysis of deferred tax
Deferred tax liabilities		31,337	31,865
Net deferred tax asset	[2]	£ 31,337	£ 31,865	£ 29,134

[1]	The full deferred tax asset balance is expected to be recovered after more than one year.
[2]	Of the total deferred tax liability, £29,131,000 is expected to be settled after more than one year.